Significant Accounting Policies - Additional Information (Detail) shares in Millions, $ in Millions		12 Months Ended
	Apr. 05, 2017 Quarry Plant MT	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($) shares
Disclosure of significant accounting policies [line items]
Capitalization of retained earnings		$ 0	$ 0	$ 0
Share-based compensation		817	742	655
Decrease in debt		5,468		4,517
Increase (decrease) through conversion of convertible instruments		$ 5,729		$ 5,051
Issuance of convertible subordinated notes | shares		43		42
Increase in debt and in other current accounts receivable			$ 148
Minimum equity interest for significant influence		20.00%
Useful life of intangible asset		3 to 20 years
Statutory income tax rate		30.00%	30.00%	30.00%
Mexico [member]
Disclosure of significant accounting policies [line items]
Statutory income tax rate		30.00%	30.00%	30.00%
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		30 to 100 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Cumulative inflation rate over the last three years		100.00%
Threshold to declare and maintain a hedge		0.80
Top of range [member]
Disclosure of significant accounting policies [line items]
Threshold to declare and maintain a hedge		1.25
Announcement of Plan to Discontinue Operation [Member] | Duna-Drava Cement Kft [Member]
Disclosure of significant accounting policies [line items]
Number of cement plats sold | Plant	3
Number of quarries sold | Quarry	2
Number of ready mix plants sold | Plant	7
Annual production capacity of cement plant sold | MT	2.4
Mobile equipment [member]
Disclosure of significant accounting policies [line items]
Carrying amount of assets acquired through capital lease		$ 2,096	$ 7	$ 63
Issued capital and additional paid-in capital [member]
Disclosure of significant accounting policies [line items]
Capitalization of retained earnings		9,464	6,970	7,617
Additional paid-in capital [member]
Disclosure of significant accounting policies [line items]
Capitalization of retained earnings		9,459	6,966	7,613
Share-based compensation		791	$ 742	655
Increase (decrease) through conversion of convertible instruments		7,059		5,982
Equity Reserve [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) through conversion of convertible instruments		(1,334)		(934)
Common Stock [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) through conversion of convertible instruments		$ 4		$ 3
US Dollar [member]
Disclosure of significant accounting policies [line items]
Closing exchange rate		19.6500	20.7200	17.2300
Average exchange rate		18.8800	18.7200	15.9800